Note 6 - Other Income, Net (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Proceeds from Sale of Property, Plant, and Equipment		$ 0	$ 7,350
Gain (Loss) on Disposition of Property Plant Equipment		(0)	4,351
Building [Member]
Proceeds from Sale of Property, Plant, and Equipment	$ 7,350
Gain (Loss) on Disposition of Property Plant Equipment	$ 4,351	$ (0)	$ 4,351